Share Capital - Summary of Changes in Stock Option (Details)	12 Months Ended
	Apr. 30, 2026 shares $ / shares	Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,927,925	1,521,367
Number of options, Granted | shares		799,767
Number of option, Expired | shares	(571,458)	(159,021)
Number of options, Forfeited | shares	(78,750)	(234,188)
Number of options, Outstanding | shares	1,277,717	1,927,925	1,521,367
Number of options, Unvested | shares	(317,736)
Number of options, Exercisable | shares	959,981
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 5.69	$ 7.17
Weighted average exercise price, Granted | $ / shares		1.22
Weighted average exercise price, Expired | $ / shares	9.7	3.8
Weighted average exercise price, Forfeited | $ / shares	0.85	1.1
Weighted average exercise price outstanding, Ending balance | $ / shares	3.8	$ 5.69	$ 7.17
Weighted average exercise price, Unvested | $ / shares	1.15
Weighted average exercise price, Exercisable | $ / shares	$ 4.68
Weighted average life remaining (years)	4 years 3 months 14 days	4 years 5 months 12 days	3 years 5 months 19 days
Weighted average life remaining (years), Unvested	8 years 1 month 2 days
Weighted average life remaining (years), Exercisable	3 years 14 days